Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	[1]	1,564,456
Balance at Dec. 31, 2018		$ 46,934	[1]	$ 233,996,669	$ (230,222,985)	$ 3,820,618
Net income (loss)			[1]		(765,615)	(765,615)
Dividends to Series B preferred shares			[1]		(949,152)	(949,152)
Share-based compensation			[1]	49,565		49,565
Preferred deemed dividend			[1]		(504,577)	(504,577)
Balance (in shares) at Jun. 30, 2019	[1]	1,564,456
Balance at Jun. 30, 2019		$ 46,934	[1]	234,046,234	(232,442,329)	1,650,839
Balance (in shares) at Dec. 31, 2019	[1]	5,600,259
Balance at Dec. 31, 2019		$ 168,008	[1]	253,967,708	(233,682,015)	20,453,701
Net income (loss)			[1]		3,247,415	3,247,415
Dividends to Series B preferred shares			[1]		(339,069)	(339,069)
Share-based compensation			[1]	60,808		60,808
Offering expenses			[1]	(51,140)		(51,140)
Balance (in shares) at Jun. 30, 2020	[1]	5,600,259
Balance at Jun. 30, 2020		$ 168,008	[1]	$ 253,977,376	$ (230,773,669)	$ 23,371,715

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.